Shareholder Report, Average Annual Return (Details) 192869_AAM SLC Low Duration Income ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	17 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
AAM SLC Low Duration Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM SLC Low Duration Income ETF NAV
Average Annual Return, Percent		5.97%	5.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%	4.07%
Bloomberg 1-3 Year US Government/Credit [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit
Average Annual Return, Percent		3.42%	4.30%